235 EAST MAIN STREET | PO BOX 569 | MIDLAND, MI 48640-0569
T: 989.839.5350 | F: 989.633.0416 | W: ChemicalBankMI.com

February 26, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Chemical Financial Corporation
Commission File No. 000-08185
Form 10-K for the Year Ended December 31, 2015

Dear Sir or Madam:

Transmitted with this letter is a copy of a Form 10‑K on behalf of Chemical Financial Corporation ("Chemical") for the year ended December 31, 2015.

This filing is transmitted electronically through the EDGAR system and is subject to Regulation S‑T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

Chemical has on file a manually signed counterpart of each signed document that appears in electronic format in the filing, which we hereby undertake to retain for a period of five years and to furnish a copy of any signed document to the Commission upon request.

The financial statements in the report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

If the Commission has any comments or requires any further information, please contact me by phone at (989) 839-5350 or by fax at (989) 633-0416.

Very truly yours,

/s/ Lori A. Gwizdala

Lori A. Gwizdala
Executive Vice President, CFO and Treasurer